CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
License	$ 226,113	$ 237,879	$ 192,514
Maintenance and professional services	238,318	196,016	150,685
Revenues	464,431	433,895	343,199
Cost of revenues:
License	19,341	10,569	10,526
Maintenance and professional services	63,230	52,046	37,935
Cost of revenues	82,571	62,615	48,461
Gross profit	381,860	371,280	294,738
Operating expenses:
Research and development	95,426	72,520	57,112
Sales and marketing	219,999	184,168	148,290
General and administrative	60,429	52,308	42,044
Total operating expenses	375,854	308,996	247,446
Operating income	6,006	62,284	47,292
Financial income (expense), net	(6,395)	7,800	4,551
Income (loss) before taxes on income	(389)	70,084	51,843
Taxes on income	(5,369)	(7,020)	(4,771)
Net income (loss)	$ (5,758)	$ 63,064	$ 47,072
Basic net income (loss) per ordinary share	$ (0.15)	$ 1.68	$ 1.30
Diluted net income (loss) per ordinary share	$ (0.15)	$ 1.62	$ 1.27
Change in unrealized income (losses) on marketable securities:
Unrealized income (loss) arising during the year	$ 2,152	$ 777	$ (43)
Change in unrealized losses on marketable securities, total	2,152	777	(43)
Change in unrealized gain (loss) on cash flow hedges:
Unrealized gain (loss) arising during the year	2,676	1,538	(2,469)
Loss (gain) reclassified into earnings	(1,471)	(558)	1,466
Change in unrealized gain on cash flow hedges, net	1,205	980	(1,003)
Other comprehensive income (loss), net of taxes of $143, $(240) and $(458) for 2018, 2019 and 2020, respectively	3,357	1,757	(1,046)
Total comprehensive income (loss)	$ (2,401)	$ 64,821	$ 46,026